LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Jul. 06, 2021	Jul. 12, 2019	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019	Aug. 31, 2021	Aug. 31, 2020
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment		400,000
Additional common stock price per share		$ 0.01
Maximum investment in new venture	$ 6,726	$ 4,000
Amount of investment allocated to general and administrative expenses		$ 1,000
Additional planned funding	$ 2,726
Preferred stock price per share	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Preferred stock received for investment, value		$ 550	$ 350	$ 350
Preferred stock received for investment		1,100,000	700,000	700,000
Proportion of ownership interest in joint venture						54.00%
Unused losses from Lion available						$ 144
Payment of fees per month						3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	$ 4,000	$ 3,000				$ 2,380
Additional amount funded to research program	$ 1,000
First tranche funding [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program					$ 1,000
One-time fee					$ 50
Second Tranche of Funding in August 2020 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program							$ 667
Third Tranche of Funding in January 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			$ 667